John Hancock
New Opportunities Fund
Quarterly portfolio holdings 11/30/2020

Fund’s investments
As of 11-30-20 (unaudited)
	Shares	Value
Common stocks 98.7%		$343,639,191
(Cost $249,428,761)
Consumer discretionary 13.2%		45,833,384
Auto components 2.7%
Dorman Products, Inc. (A)	31,900	2,946,603
Fox Factory Holding Corp. (A)	73,781	6,438,868
Diversified consumer services 1.6%
Grand Canyon Education, Inc. (A)	68,422	5,711,184
Hotels, restaurants and leisure 2.5%
Churchill Downs, Inc.	27,238	4,900,661
Chuy's Holdings, Inc. (A)	156,858	3,717,535
Household durables 0.9%
TopBuild Corp. (A)	18,619	3,243,988
Multiline retail 1.2%
Ollie's Bargain Outlet Holdings, Inc. (A)	47,282	4,163,653
Specialty retail 3.7%
Five Below, Inc. (A)	43,973	6,877,377
Lithia Motors, Inc., Class A	20,207	5,845,885
Textiles, apparel and luxury goods 0.6%
Oxford Industries, Inc.	35,627	1,987,630
Consumer staples 1.9%		6,553,040
Food and staples retailing 1.9%
Performance Food Group Company (A)	97,819	4,243,388
PriceSmart, Inc.	28,416	2,309,652
Financials 5.1%		17,904,283
Banks 2.7%
Ameris Bancorp	101,328	3,446,165
Atlantic Union Bankshares Corp.	74,641	2,232,512
Pinnacle Financial Partners, Inc.	69,234	3,749,713
Capital markets 2.2%
Houlihan Lokey, Inc.	78,255	5,069,359
Stifel Financial Corp.	36,684	2,542,201
Diversified financial services 0.0%
NewStar Financial, Inc. (A)(B)	16,196	1,646
Insurance 0.2%
Heritage Insurance Holdings, Inc.	83,432	862,687
Health care 31.7%		110,446,460
Biotechnology 14.2%
Albireo Pharma, Inc. (A)	83,100	3,092,151
Amicus Therapeutics, Inc. (A)	237,163	5,428,661
Arena Pharmaceuticals, Inc. (A)	55,725	3,670,606
Biohaven Pharmaceutical Holding Company, Ltd. (A)	54,992	4,891,538
Emergent BioSolutions, Inc. (A)	57,788	4,734,571
Global Blood Therapeutics, Inc. (A)	49,487	2,271,948
Halozyme Therapeutics, Inc. (A)	113,744	4,447,390
Insmed, Inc. (A)	86,400	3,370,464
Oyster Point Pharma, Inc. (A)	152,539	3,345,180
Travere Therapeutics, Inc. (A)	177,941	4,080,187
Veracyte, Inc. (A)	100,843	5,496,952
Vericel Corp. (A)	181,753	4,641,972
2	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies 7.1%
AtriCure, Inc. (A)	89,471	$3,890,199
Cardiovascular Systems, Inc. (A)	95,876	3,303,887
CryoLife, Inc. (A)	150,857	3,140,843
Globus Medical, Inc., Class A (A)	59,959	3,602,337
Haemonetics Corp. (A)	34,985	3,948,057
ICU Medical, Inc. (A)	17,970	3,390,939
Integra LifeSciences Holdings Corp. (A)	63,797	3,491,610
Health care providers and services 3.5%
Acadia Healthcare Company, Inc. (A)	46,342	1,967,218
Castle Biosciences, Inc. (A)	8,544	406,063
HealthEquity, Inc. (A)	75,822	5,435,679
LHC Group, Inc. (A)	22,400	4,397,568
MedCath Corp. (A)(B)	4,104	2,052
Health care technology 0.8%
HMS Holdings Corp. (A)	85,373	2,682,420
Life sciences tools and services 3.0%
Medpace Holdings, Inc. (A)	37,100	4,762,156
Syneos Health, Inc. (A)	88,406	5,820,651
Pharmaceuticals 3.1%
GW Pharmaceuticals PLC, ADR (A)	29,429	4,122,414
Supernus Pharmaceuticals, Inc. (A)	147,704	3,146,095
Zogenix, Inc. (A)	161,673	3,464,652
Industrials 17.6%		61,367,108
Building products 1.6%
Gibraltar Industries, Inc. (A)	63,651	4,166,594
JELD-WEN Holding, Inc. (A)	57,026	1,379,459
Commercial services and supplies 2.5%
Ritchie Brothers Auctioneers, Inc.	119,779	8,601,331
Construction and engineering 0.4%
Dycom Industries, Inc. (A)	24,058	1,512,286
Electrical equipment 0.4%
Thermon Group Holdings, Inc. (A)	105,160	1,486,962
Machinery 7.6%
Alamo Group, Inc.	31,841	4,321,461
Helios Technologies, Inc.	39,982	1,968,314
John Bean Technologies Corp.	33,062	3,655,335
RBC Bearings, Inc. (A)	31,667	5,346,656
The Shyft Group, Inc.	245,035	6,353,758
Woodward, Inc.	42,984	4,806,901
Professional services 2.3%
Exponent, Inc.	63,118	5,239,425
Forrester Research, Inc. (A)	71,784	2,971,858
Road and rail 0.7%
Knight-Swift Transportation Holdings, Inc.	57,517	2,374,877
Trading companies and distributors 2.1%
SiteOne Landscape Supply, Inc. (A)	52,005	7,181,891
Information technology 21.7%		75,634,949
Communications equipment 1.1%
Viavi Solutions, Inc. (A)	284,332	3,851,277
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	3

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components 1.0%
Rogers Corp. (A)	22,896	$3,363,651
IT services 3.7%
CACI International, Inc., Class A (A)	15,315	3,634,096
Endava PLC, ADR (A)	75,550	4,743,785
Virtusa Corp. (A)	90,258	4,520,121
Semiconductors and semiconductor equipment 6.5%
Brooks Automation, Inc.	49,684	3,626,435
CMC Materials, Inc.	18,333	2,828,415
Entegris, Inc.	57,922	5,364,736
MACOM Technology Solutions Holdings, Inc. (A)	75,133	3,356,942
Power Integrations, Inc.	51,615	3,684,795
Silicon Laboratories, Inc. (A)	31,821	3,729,739
Software 9.4%
Bottomline Technologies DE, Inc. (A)	45,957	2,097,477
Cerence, Inc. (A)	75,949	6,892,372
Mimecast, Ltd. (A)	121,508	5,465,430
Paylocity Holding Corp. (A)	43,127	8,478,768
Rapid7, Inc. (A)	85,057	6,374,172
The Descartes Systems Group, Inc. (A)	61,102	3,622,738
Materials 3.7%		12,847,745
Chemicals 3.7%
Avient Corp.	136,540	4,990,537
Balchem Corp.	37,841	3,923,733
Quaker Chemical Corp.	15,925	3,933,475
Real estate 3.8%		13,052,222
Equity real estate investment trusts 3.8%
Easterly Government Properties, Inc.	121,046	2,621,856
QTS Realty Trust, Inc., Class A	90,665	5,386,408
STAG Industrial, Inc.	169,374	5,043,958

	Yield (%)	Shares	Value
Short-term investments 1.6%			$5,447,253
(Cost $5,447,253)
Short-term funds 1.6%			5,447,253
State Street Institutional Treasury Money Market Fund, Premier Class	0.0100(C)	5,447,253	5,447,253

Total investments (Cost $254,876,014) 100.3%	$349,086,444
Other assets and liabilities, net (0.3%)	(1,002,567)
Total net assets 100.0%	$348,083,877

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 11-30-20.
4	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2020, by major security category or type:
	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Consumer discretionary	$45,833,384	$45,833,384	—	—
Consumer staples	6,553,040	6,553,040	—	—
Financials	17,904,283	17,902,637	—	$1,646
Health care	110,446,460	110,444,408	—	2,052
Industrials	61,367,108	61,367,108	—	—
Information technology	75,634,949	75,634,949	—	—
Materials	12,847,745	12,847,745	—	—
Real estate	13,052,222	13,052,222	—	—
Short-term investments	5,447,253	5,447,253	—	—
Total investments in securities	$349,086,444	$349,082,746	—	$3,698
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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